Taxation - Contingent liability (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Tax contingent liability | Sasol Financing International
Contingent liabilities
Estimated financial effect of contingent liabilities	R 2,580	R 2,500